Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	EAGLE GROWTH & INCOME FUND
Central Index Key	0000798075
Amendment Flag	false
Document Creation Date	Feb. 27, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Feb. 28, 2013